Income taxes - Significant components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax (expense) income [abstract]
Current income tax expense in respect of current year	$ (21,271)	$ (1,115)	$ (7,892)
Prior period adjustments	(28)	313	69
Current income tax expense	(21,299)	(802)	(7,822)
Origination and reversal of temporary differences	(1,778)	(648)	410
Recognition of previously unrecognised deferred tax assets	126	130	0
Change in tax regulations	4	(12)	(6)
Prior period adjustments	(60)	94	(23)
Deferred tax expense	(1,708)	(435)	381
Income tax expense	$ (23,007)	$ (1,237)	$ (7,441)